Share - based compensation - Escrow Shares (Details) - Escrow Shares - shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of period	3,161	2,770
Granted		2,723
Forfeited or expired		(57)
Released from escrow	(2,619)	(2,275)
Balance, end of the period	542	3,161